Financial Instruments - Additional Information (Detail) (INR) In Millions	Mar. 31, 2011
Derivative [Line Items]
Loan sanction, aggregate of loans contemplated that had not yet been made	518,524.9
Guarantees
Derivative [Line Items]
Guarantees, non contingent Liability in respect of guarantees issued or modified after December 31, 2002	742.2
Guarantees
Derivative [Line Items]
Guarantees, contingent liability recognized in terms of FASB ASC 450	394.1